Investment Securities - Gross Unrealized Losses and Fair Value of Company's Investment Securities (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Residential Non-Agency Mortgage-Backed Securities Unrealized Losses	$ 343
Non-Agency [Member] | Mortgage-Backed Securities Residential [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Residential Non-Agency Mortgage-Backed Securities Unrealized Losses	$ 4